Shareholder Report, Holdings (Details)	Jun. 30, 2025
Core Bond Series (Class I) | Cash, short-term investment, and other assets, less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Core Bond Series (Class I) | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Core Bond Series (Class I) | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Core Bond Series (Class I) | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Core Bond Series (Class I) | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Core Bond Series (Class I) | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Core Bond Series (Class I) | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Core Bond Series (Class I) | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Core Bond Series (Class I) | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Core Bond Series (Class I) | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Core Bond Series (Class I) | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Core Bond Series (Class I) | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Core Bond Series (Class I) | U.S. Treasury Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%
Core Bond Series (Class I) | U.S. Treasury Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%
Core Bond Series (Class I) | U.S. Government Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
Core Bond Series (Class S) | Cash, short-term investment, and other assets, less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Core Bond Series (Class S) | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Core Bond Series (Class S) | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Core Bond Series (Class S) | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Core Bond Series (Class S) | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Core Bond Series (Class S) | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Core Bond Series (Class S) | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Core Bond Series (Class S) | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Core Bond Series (Class S) | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Core Bond Series (Class S) | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Core Bond Series (Class S) | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Core Bond Series (Class S) | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Core Bond Series (Class S) | U.S. Treasury Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%
Core Bond Series (Class S) | U.S. Treasury Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%
Core Bond Series (Class S) | U.S. Government Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
Core Bond Series (Class W) | Cash, short-term investment, and other assets, less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Core Bond Series (Class W) | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Core Bond Series (Class W) | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Core Bond Series (Class W) | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Core Bond Series (Class W) | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Core Bond Series (Class W) | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Core Bond Series (Class W) | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Core Bond Series (Class W) | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Core Bond Series (Class W) | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Core Bond Series (Class W) | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Core Bond Series (Class W) | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Core Bond Series (Class W) | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Core Bond Series (Class W) | U.S. Treasury Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%
Core Bond Series (Class W) | U.S. Treasury Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%
Core Bond Series (Class W) | U.S. Government Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
Core Bond Series (Class Z) | Cash, short-term investment, and other assets, less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Core Bond Series (Class Z) | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Core Bond Series (Class Z) | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Core Bond Series (Class Z) | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Core Bond Series (Class Z) | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Core Bond Series (Class Z) | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Core Bond Series (Class Z) | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Core Bond Series (Class Z) | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Core Bond Series (Class Z) | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Core Bond Series (Class Z) | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Core Bond Series (Class Z) | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Core Bond Series (Class Z) | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Core Bond Series (Class Z) | U.S. Treasury Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%
Core Bond Series (Class Z) | U.S. Treasury Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%
Core Bond Series (Class Z) | U.S. Government Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
Unconstrained Bond Series (Class I) | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Unconstrained Bond Series (Class I) | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Unconstrained Bond Series (Class I) | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Unconstrained Bond Series (Class I) | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Unconstrained Bond Series (Class I) | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Unconstrained Bond Series (Class I) | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Unconstrained Bond Series (Class I) | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Unconstrained Bond Series (Class I) | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Unconstrained Bond Series (Class I) | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.80%
Unconstrained Bond Series (Class I) | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
Unconstrained Bond Series (Class I) | U.S. Treasury Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Unconstrained Bond Series (Class I) | U.S. Treasury Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.90%
Unconstrained Bond Series (Class I) | U.S. Government Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Unconstrained Bond Series (Class I) | Cash, short-term investment, and liabilities, less other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Unconstrained Bond Series (Class I) | Loan Assignments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Unconstrained Bond Series (Class S) | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Unconstrained Bond Series (Class S) | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Unconstrained Bond Series (Class S) | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Unconstrained Bond Series (Class S) | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Unconstrained Bond Series (Class S) | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Unconstrained Bond Series (Class S) | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Unconstrained Bond Series (Class S) | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Unconstrained Bond Series (Class S) | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Unconstrained Bond Series (Class S) | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.80%
Unconstrained Bond Series (Class S) | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
Unconstrained Bond Series (Class S) | U.S. Treasury Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Unconstrained Bond Series (Class S) | U.S. Treasury Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.90%
Unconstrained Bond Series (Class S) | U.S. Government Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Unconstrained Bond Series (Class S) | Cash, short-term investment, and liabilities, less other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Unconstrained Bond Series (Class S) | Loan Assignments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Unconstrained Bond Series (Class W) | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Unconstrained Bond Series (Class W) | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Unconstrained Bond Series (Class W) | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Unconstrained Bond Series (Class W) | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Unconstrained Bond Series (Class W) | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Unconstrained Bond Series (Class W) | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Unconstrained Bond Series (Class W) | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Unconstrained Bond Series (Class W) | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Unconstrained Bond Series (Class W) | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.80%
Unconstrained Bond Series (Class W) | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
Unconstrained Bond Series (Class W) | U.S. Treasury Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Unconstrained Bond Series (Class W) | U.S. Treasury Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.90%
Unconstrained Bond Series (Class W) | U.S. Government Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Unconstrained Bond Series (Class W) | Cash, short-term investment, and liabilities, less other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Unconstrained Bond Series (Class W) | Loan Assignments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
High Yield Bond Series (Class I) | Cash, short-term investment, and other assets, less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
High Yield Bond Series (Class I) | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
High Yield Bond Series (Class I) | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
High Yield Bond Series (Class I) | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
High Yield Bond Series (Class I) | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.40%
High Yield Bond Series (Class I) | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
High Yield Bond Series (Class I) | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
High Yield Bond Series (Class I) | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
High Yield Bond Series (Class I) | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
High Yield Bond Series (Class I) | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
High Yield Bond Series (Class I) | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
High Yield Bond Series (Class I) | Loan Assignments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
High Yield Bond Series (Class I) | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
High Yield Bond Series (Class I) | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
High Yield Bond Series (Class I) | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
High Yield Bond Series (Class S) | Cash, short-term investment, and other assets, less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
High Yield Bond Series (Class S) | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
High Yield Bond Series (Class S) | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
High Yield Bond Series (Class S) | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
High Yield Bond Series (Class S) | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.40%
High Yield Bond Series (Class S) | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
High Yield Bond Series (Class S) | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
High Yield Bond Series (Class S) | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
High Yield Bond Series (Class S) | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
High Yield Bond Series (Class S) | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
High Yield Bond Series (Class S) | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
High Yield Bond Series (Class S) | Loan Assignments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
High Yield Bond Series (Class S) | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
High Yield Bond Series (Class S) | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
High Yield Bond Series (Class S) | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
High Yield Bond Series (Class W) | Cash, short-term investment, and other assets, less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
High Yield Bond Series (Class W) | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
High Yield Bond Series (Class W) | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
High Yield Bond Series (Class W) | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
High Yield Bond Series (Class W) | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.40%
High Yield Bond Series (Class W) | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
High Yield Bond Series (Class W) | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
High Yield Bond Series (Class W) | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
High Yield Bond Series (Class W) | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
High Yield Bond Series (Class W) | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
High Yield Bond Series (Class W) | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
High Yield Bond Series (Class W) | Loan Assignments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
High Yield Bond Series (Class W) | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
High Yield Bond Series (Class W) | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
High Yield Bond Series (Class W) | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
High Yield Bond Series (Class Z) | Cash, short-term investment, and other assets, less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
High Yield Bond Series (Class Z) | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
High Yield Bond Series (Class Z) | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
High Yield Bond Series (Class Z) | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
High Yield Bond Series (Class Z) | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.40%
High Yield Bond Series (Class Z) | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
High Yield Bond Series (Class Z) | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
High Yield Bond Series (Class Z) | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
High Yield Bond Series (Class Z) | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
High Yield Bond Series (Class Z) | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
High Yield Bond Series (Class Z) | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
High Yield Bond Series (Class Z) | Loan Assignments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
High Yield Bond Series (Class Z) | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
High Yield Bond Series (Class Z) | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
High Yield Bond Series (Class Z) | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Diversified Tax Exempt Series (Class A) | Cash, short-term investment, and other assets, less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Diversified Tax Exempt Series (Class A) | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.10%
Diversified Tax Exempt Series (Class A) | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.40%
Diversified Tax Exempt Series (Class A) | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Diversified Tax Exempt Series (Class A) | U.S. Treasury Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Diversified Tax Exempt Series (Class A) | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Diversified Tax Exempt Series (Class A) | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Diversified Tax Exempt Series (Class A) | WISCONSIN
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Diversified Tax Exempt Series (Class A) | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Diversified Tax Exempt Series (Class A) | WASHINGTON
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Diversified Tax Exempt Series (Class A) | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Diversified Tax Exempt Series (Class A) | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Diversified Tax Exempt Series (Class A) | TENNESSEE
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Diversified Tax Exempt Series (Class A) | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Diversified Tax Exempt Series (Class A) | DISTRICT OF COLUMBIA
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Diversified Tax Exempt Series (Class A) | OHIO
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Diversified Tax Exempt Series (Class W) | Cash, short-term investment, and other assets, less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Diversified Tax Exempt Series (Class W) | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.10%
Diversified Tax Exempt Series (Class W) | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.40%
Diversified Tax Exempt Series (Class W) | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Diversified Tax Exempt Series (Class W) | U.S. Treasury Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Diversified Tax Exempt Series (Class W) | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Diversified Tax Exempt Series (Class W) | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Diversified Tax Exempt Series (Class W) | WISCONSIN
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Diversified Tax Exempt Series (Class W) | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Diversified Tax Exempt Series (Class W) | WASHINGTON
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Diversified Tax Exempt Series (Class W) | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Diversified Tax Exempt Series (Class W) | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Diversified Tax Exempt Series (Class W) | TENNESSEE
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Diversified Tax Exempt Series (Class W) | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Diversified Tax Exempt Series (Class W) | DISTRICT OF COLUMBIA
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Diversified Tax Exempt Series (Class W) | OHIO
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Callodine Equity Income Series (Class I) | Cash, short-term investment, and other assets, less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Callodine Equity Income Series (Class I) | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.50%
Callodine Equity Income Series (Class I) | Cash, short-term investment, and other assets, less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Callodine Equity Income Series (Class I) | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Callodine Equity Income Series (Class I) | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Callodine Equity Income Series (Class I) | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
Callodine Equity Income Series (Class I) | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
Callodine Equity Income Series (Class I) | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Callodine Equity Income Series (Class I) | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Callodine Equity Income Series (Class I) | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Callodine Equity Income Series (Class I) | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Callodine Equity Income Series (Class I) | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Callodine Equity Income Series (Class I) | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%
Callodine Equity Income Series (Class S) | Cash, short-term investment, and other assets, less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Callodine Equity Income Series (Class S) | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.50%
Callodine Equity Income Series (Class S) | Cash, short-term investment, and other assets, less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Callodine Equity Income Series (Class S) | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Callodine Equity Income Series (Class S) | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Callodine Equity Income Series (Class S) | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
Callodine Equity Income Series (Class S) | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
Callodine Equity Income Series (Class S) | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Callodine Equity Income Series (Class S) | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Callodine Equity Income Series (Class S) | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Callodine Equity Income Series (Class S) | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Callodine Equity Income Series (Class S) | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Callodine Equity Income Series (Class S) | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%
Callodine Equity Income Series (Class Z) | Cash, short-term investment, and other assets, less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Callodine Equity Income Series (Class Z) | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.50%
Callodine Equity Income Series (Class Z) | Cash, short-term investment, and other assets, less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Callodine Equity Income Series (Class Z) | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Callodine Equity Income Series (Class Z) | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Callodine Equity Income Series (Class Z) | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
Callodine Equity Income Series (Class Z) | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
Callodine Equity Income Series (Class Z) | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Callodine Equity Income Series (Class Z) | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Callodine Equity Income Series (Class Z) | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Callodine Equity Income Series (Class Z) | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Callodine Equity Income Series (Class Z) | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Callodine Equity Income Series (Class Z) | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%
Credit Series (Class I) | Cash, short-term investment, and other assets, less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Credit Series (Class I) | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Credit Series (Class I) | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Credit Series (Class I) | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Credit Series (Class I) | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Credit Series (Class I) | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Credit Series (Class I) | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Credit Series (Class I) | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Credit Series (Class I) | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Credit Series (Class I) | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Credit Series (Class I) | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
Credit Series (Class I) | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Credit Series (Class I) | U.S. Government Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.20%
Credit Series (Class S) | Cash, short-term investment, and other assets, less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Credit Series (Class S) | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Credit Series (Class S) | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Credit Series (Class S) | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Credit Series (Class S) | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Credit Series (Class S) | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Credit Series (Class S) | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Credit Series (Class S) | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Credit Series (Class S) | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Credit Series (Class S) | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Credit Series (Class S) | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
Credit Series (Class S) | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Credit Series (Class S) | U.S. Government Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.20%
Credit Series (Class W) | Cash, short-term investment, and other assets, less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Credit Series (Class W) | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Credit Series (Class W) | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Credit Series (Class W) | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Credit Series (Class W) | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Credit Series (Class W) | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Credit Series (Class W) | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Credit Series (Class W) | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Credit Series (Class W) | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Credit Series (Class W) | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Credit Series (Class W) | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
Credit Series (Class W) | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Credit Series (Class W) | U.S. Government Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.20%